Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Weighted average shares used to compute diluted	50,578,134	44,110,188	34,243,265
Net loss per common share – diluted	$ (0.67)	$ (0.32)	$ (0.42)